Other non-current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Other Non-current Assets [Line Items]
Other non-current assets	$ 1,408	$ 1,289
Rent, Trade and Other Term Deposits
Other Non-current Assets [Line Items]
Other non-current assets	1,373	1,245
Miscellaneous Other Non-Current Assets
Other Non-current Assets [Line Items]
Other non-current assets	$ 35	$ 44